Statement of Operations	11 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 1,776,306
Loss from operations	(1,776,306)
Other income (expense):
Change in fair value of Warrants	(18,896,400)
Change in fair value of FPA	(3,875,000)
Compensation expense in connection with issuance of Private Placement Warrants	(1,233,600)
Initial classification of FPA	(350,000)
Transaction costs attributable to Warrants	(1,322,813)
Interest earned on marketable securities held in Trust Account	228,281
Other expense, net	(25,449,532)
Loss before provision for income taxes	(27,225,838)
Provision for income taxes	(10,070)
Net loss	$ (27,235,908)
Weighted average shares outstanding | shares	10,350,000
Basic and diluted income per share | $ / shares	$ (2.64)
Common Class A
Other income (expense):
Weighted average shares outstanding | shares	41,400,000
Basic and diluted income per share | $ / shares	$ 0
Common Class B
Other income (expense):
Net loss	$ (27,235,908)
Weighted average shares outstanding | shares	10,350,000
Basic and diluted income per share | $ / shares	$ (2.64)